SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS (Details) $ in Millions, Rp in Billions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)
SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS
Short-term bank loans		Rp 2,289	Rp 911
Current maturities of long-term borrowings		5,209	4,521
Total current borrowings and current portion of non-current borrowings	$ 553	Rp 7,498	Rp 5,432